Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Schedule of Information of the Group’s Concentration of Customers	The following tables summarized the information about the Group’s concentration of customers as of and for the years ended December 31, 2023 and 2022, respectively:
	A	B	C	D	E	F	G	H	I	J	K	L	M	N
Year Ended December 31, 2023
Revenues, customer concentration	*	—	*	—	—	—	—	—	—	—	—	33%	23%	17%
Year Ended December 31, 2023
Purchases, supplier concentration	—	—	—	—	*	—	—	56%	12%	12%	—	—	—	—
As of December 31, 2023
Accounts receivable, customer concentration	—	—	25%	—	—	—	—	—	—	—	—	11%	—	63%
As of December 31, 2023
Accounts payable, supplier concentration	—	—	—	—	—	—	—	—	41%	—	50%	—	—	—
	A	B	C	D	E	F	G	H	I	J
Year Ended December 31, 2022
Revenues, customer concentration	12%	28%	20%	28%	—	—	—	—	—	—
Year Ended December 31, 2022
Purchases, supplier concentration	—	—	—	—	11%	28%	27%	21%	*	—
As of December 31, 2022
Accounts receivable, customer concentration	—	—	*	96%	—	—	—	—	—	—
As of December 31, 2021
Accounts payable, supplier concentration	—	—	—	—	—	—	—	—	16%	—
*	Less than 10%.